OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	2022	2021
Current
Work in progress (1)	$435	$427
Prepayments and other assets	391	274
Assets held for sale (2)	300	1
Total current	$1,126	$702
Non-current
Prepayments and other assets	$340	$218
Total non-current	$340	$218
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(1)See Note 17 for additional information.
(2)Includes certain assets at the company’s nuclear services technology operations related to BHI Energy which were classified as assets held for sale at December 31, 2022.